9. Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Notes Payable

NOTE 8 – NOTES PAYABLE

The following is a summary of notes payable excluding related party notes payable:

	September 30,	December 31,
	2020	2019

Unsecured, interest only, note payable with Chris Parkes originally due December 31, 2018. Initial interest payments due monthly at an annual rate of 20.4%. Note payable revised in December 2018 extending the maturity date to March 31, 2019. During August 2019, the maturity date was extended to March 31, 2020 and the interest rate was decreased to an annual rate of 9%. In consideration for extending the due date of the note and reducing the interest rate, the Company issued the holder 3,000 shares of Common Stock. Beginning in April 2020, the Company is making monthly principal payments in the amount of $10,000.	$20,000	$80,000

Unsecured, interest only, note payable with David Parkes originally due December 31, 2018. Initial interest payments due monthly at an annual rate of 18.0%. Note payable revised in December 2018 extending the maturity date to March 31, 2019. During August 2019, the maturity date was extended to March 31, 2020 and the interest rate was decreased to an annual rate of 9%. In consideration for extending the due date of the note and reducing the interest rate, the Company issued the holder 3,000 shares of Common Stock. Beginning in April 2020, the Company is making monthly principal payments in the amount of $10,000.	40,000	100,000

Note payable with Hydrofarm Holdings Group, Inc. (“Hydrofarm”), secured by all currently existing and future assets. Interest accrues at 8.0% per year and is paid quarterly. The note matures on the earlier of: (a) 90 days’ notice from Hydrofarm; (b) acceleration of the note payable due to the Company being in default; or (c) December 2023. The note was repaid in full on February 27, 2020.	–	2,000,000

Secured agreement to sell future receivables to GCF Resources, LLC, net of $30,000 in closing fees. The agreement requires 32 weekly payments of $42,190 totaling $1,350,000. The agreement matured on May 7, 2020 but is repayable prior to maturity for less than the $1,350,000 in total payments. The note was repaid in full on February 27, 2020.	–	632,709

Paycheck Protection Program (“PPP”) loan entered into on April 16, 2020. Interest rate of 1.0% per annum. Payments of principal and interest are deferred until August 1, 2021 (the “Deferral Period”). The PPP loan may be forgiven in part or fully depending on the Company meeting certain PPP loan forgiveness guidelines. The Company has not yet determined if any of the PPP loan is subject to forgiveness and has therefore continued to present the entire PPP loan as an obligation on its financial statements. Any unforgiven portion of the PPP loan is payable over a two-year term, with payments deferred during the Deferral Period. The Company may prepay the unforgiven loan balance at any time without payment of any premium.	1,020,600	–

Total	1,080,600	2,812,709
Less current maturities	(60,00)	(2,812,709)
Long Term	$1,020,600	$–

NOTE 9 – NOTES PAYABLE

Notes payable balances totaled $2,812,709 and $2,478,869 at December 31, 2019 and December 31, 2018, respectively. Interest expense incurred on the notes payable was $596,075 and $119,961 for the years ended December 31, 2019 and 2018, respectively.

The following is a summary of notes payable:

	December 31,	December 31,
	2019	2018

Unsecured, interest only, note payable with Chris Parkes originally due December 31, 2018. Interest payments due monthly at an annual rate of 20.4%. Note payable revised in December 2018 extending the maturity date to March 31, 2020. During August 2019, the maturity date was extended to March 31, 2020 and the interest rate was decreased to an annual rate of 9%. In consideration for extending the due date of the Note and reducing the interest rate, the Company issued the Holder 3,000 shares of Common Stock. Beginning of March 31, 2020, the Company has made monthly payments in the amount of $10,000.	$80,000	$80,000

Unsecured, interest only, note payable with David Parkes originally due December 31, 2018. Interest payments due monthly at an annual rate of 18.0%. Note payable revised in December 2018 extending the maturity date to March 31, 2020. During August 2019, the maturity date was extended to March 31, 2020 and the interest rate was decreased to an annual rate of 9%. In consideration for extending the due date of the Note and reducing the interest rate, the Company issued the Holder 3,000 shares of Common Stock. Beginning of March 31, 2020, the Company has made monthly payments in the amount of $10,000	100,000	100,000

Unsecured, interest only, note payable with Michael S. Bank originally due April 30, 2019. Interest at 19.8% per year is paid twice per month. The note contains a demand re-payment provision that can be executed by Mr. Bank at any time by providing a one-time notice. The Company may re-pay any part or the entire principal sum at any time with penalty and abatement of interest expense from date of early payment. The note includes six thousand warrants, each exercisable to purchase one share of the Company's Common Stock at a price of $1.00 per share. In March 2019, the Company repaid $35,000 of the principal and extended the maturity date to April 30, 2019. The note was repaid in full on April 30, 2019.	–	298,869

Note payable with Hydrofarm Holdings Group, Inc. (“Hydrofarm”), secured by all currently existing and future assets. Interest accrues at 8.0% per year and is paid quarterly. The note matures on the earlier of: (a) 90 days’ notice from Hydrofarm; (b) acceleration of the note payable due to the Company being in default; or (c) December 2023.	2,000,000	2,000,000

Secured agreement to sell future receivables to GCF Resources, LLC, net of $30,000 in closing fees. The agreement requires 32 weekly payments of $42,190 totaling $1,350,000. The agreement matures on May 7, 2020 but is repayable prior to maturity for less than the $1,350,000 in total payments.	632,709	–

Total	2,812,709	2,478,869
Less current maturities	(2,812,709)	(2,478,869)
Long term	$–	$–

Effective November 20, 2018, the Company entered into a letter of intent (“LOI”) with Hydrofarm Holdings Group, Inc. (“Hydrofarm”) whereby Hydrofarm agreed to acquire all of the Company’s issued and outstanding common stock (the “Merger”). Pursuant to the terms of the LOI, Hydrofarm extended to the Company a secured, interest only note in the principal amount of $2 million. The note was secured by all of our currently existing and future assets. In connection with the execution of the Credit Agreement (see Note 17), the Company repaid the note and the Merger was abandoned.